Offerings	Sep. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,825,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,370.11
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Debt Securities Guarantees
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is required with respect to such guarantees.